CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS (Notes)	6 Months Ended
Jun. 30, 2015
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS

DCLC, DPC, Delaware City Terminaling and Toledo Terminaling are 100% owned subsidiaries of the Partnership and serve as guarantors of the obligations under the 2023 Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, the Partnership is referred to as “Issuer.” The indenture dated May 12, 2015, among the Partnership, PBF Logistics Finance, the guarantors party thereto and Deutsche Bank Trust Company Americas, as Trustee, governs subsidiaries designated as “Guarantor Subsidiaries.”

The 2023 Notes were co-issued by PBF Logistics Finance. For purposes of the following footnote, PBF Logistics Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s Investment in its subsidiaries and the Guarantor Subsidiaries’ Investment in its subsidiaries are accounted for under the equity method of accounting.
12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	June 30, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$6,660	$—	$—	$—	$6,660
Accounts receivable - affiliates	—	20,333	—	—	20,333
Prepaid expense and other current assets	486	185	—	—	671
Due from related parties	736	67,544	—	(68,280)	—
Total current assets	7,882	88,062	—	(68,280)	27,664

Property, plant and equipment, net	—	145,941	—	—	145,941
Investment in subsidiaries	231,845	—	—	(231,845)	—
Marketable securities	234,249	—	—	—	234,249
Deferred charges and other assets, net	9,912	—	—	—	9,912
Total assets	$483,888	$234,003	$—	$(300,125)	$417,766

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliates	$470	$1,361	$—	$—	$1,831
Accounts Payable and accrued liabilities	7,115	61	—	—	7,176
Due to related parties	67,544	736	—	(68,280)	—
Total current liabilities	75,129	2,158	—	(68,280)	9,007

Long-term debt	608,700	—	—	—	608,700
Total liabilities	683,829	2,158	—	(68,280)	617,707

Commitments and contingencies

Equity:
Net investment	—	231,845	—	(231,845)	—
Common unitholders - Public (15,877,632 and 15,812,500 units issued and outstanding, as of June 30, 2015 and December 31, 2014)	332,786	—	—	—	332,786
Common unitholders - PBF LLC (2,572,944 and 1,284,524 units issued and outstanding, as of June 30, 2015 and December 31, 2014)	(250,314)	—	—	—	(250,314)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(282,383)	—	—	—	(282,383)
IDR holders - PBF LLC	(30)	—	—	—	(30)
Total equity	(199,941)	231,845	—	(231,845)	(199,941)
Total liabilities and equity	$483,888	$234,003	$—	$(300,125)	$417,766
12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$14,165	$—	$—	$—	$14,165
Accounts receivable - affiliates	—	11,630	—	—	11,630
Prepaid expense and other current assets	224	173	—	—	397
Due from related parties	245	24,393	—	(24,638)	—
Total current assets	14,634	36,196	—	(24,638)	26,192

Property, plant and equipment, net	—	146,867	—	—	146,867
Investment in subsidiaries	163,835	—	—	(163,835)	—
Marketable securities	234,930	—	—	—	234,930
Deferred charges and other assets, net	2,152	—	—	—	2,152
Total assets	$415,551	$183,063	$—	$(188,473)	$410,141

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliates	$481	$2,742	$—	$—	$3,223
Accounts Payable and accrued liabilities	970	528	—	—	1,498
Due to related parties	24,393	245	—	(24,638)	—
Total current liabilities	25,844	3,515	—	(24,638)	4,721

Long-term debt	510,000	—	—	—	510,000
Total liabilities	535,844	3,515	—	(24,638)	514,721

Commitments and contingencies

Equity:
Net investment	—	179,548	—	(163,835)	15,713
Common unitholders - Public (15,812,500 units issued and outstanding)	336,369	—	—	—	336,369
Common unitholders - PBF LLC (1,284,524 units issued and outstanding)	(167,787)	—	—	—	(167,787)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(288,875)	—	—	—	(288,875)
Total equity	(120,293)	179,548	—	(163,835)	(104,580)
Total liabilities and equity	$415,551	$183,063	$—	$(188,473)	$410,141
12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
(UNAUDITED)

	Three Months Ended June 30, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$—	$34,868	$—	$—	$34,868

Operating costs and expenses
Operating and maintenance expenses	—	4,768	—	—	4,768
General and administrative expenses	3,347	382	—	—	3,729
Depreciation and amortization expense	—	1,637	—	—	1,637
Total operating costs and expenses	3,347	6,787	—	—	10,134

Operating income (loss)	(3,347)	28,081	—	—	24,734

Other income (expenses)
Equity in earnings (loss) of subsidiaries	28,084	—	—	(28,084)	—
Interest expenses net and other financing costs	(4,627)	3	—	—	(4,624)
Amortization of loan fees	(306)	—	—	—	(306)
Other income, net	—	—	—	—	—
Net income (loss)	19,804	28,084	—	(28,084)	19,804
Less: Net income attributable to Predecessor	—	221	—	—	221
Limited partners' interest in net income attributable to the Partnership	$19,804	$27,863	$—	$(28,084)	$19,583

12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
(UNAUDITED)

	Three Months Ended June 30, 2014
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$582	$9,586	$—	$—	$10,168

Operating costs and expenses
Operating and maintenance expenses	94	4,723	—	—	4,817
General and administrative expenses	917	692	—	—	1,609
Depreciation and amortization expense	7	861	—	—	868
Total operating costs and expenses	1,018	6,276	—	—	7,294

Operating income (loss)	(436)	3,310	—	—	2,874

Other income (expenses)
Equity in earnings (loss) of subsidiaries	3,312	—	—	(3,312)	—
Interest expenses net and other financing costs	(287)	2	—	—	(285)
Amortization of loan fees	(73)	—	—	—	(73)
Other income, net	—	—	—	—	—
Net income (loss)	2,516	3,312	—	(3,312)	2,516
Less: Net income attributable to Predecessor	—	(2,901)	—	—	(2,901)
Limited partners' interest in net income attributable to the Partnership	$2,516	$6,213	$—	$(3,312)	$5,417

12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
(UNAUDITED)

	Six Months Ended June 30, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$—	$67,713	$—	$—	$67,713

Operating costs and expenses
Operating and maintenance expenses	—	13,210	—	(8)	13,202
General and administrative expenses	6,302	481	—	8	6,791
Depreciation and amortization expense	—	3,270	—	—	3,270
Total operating costs and expenses	6,302	16,961	—	—	23,263

Operating income (loss)	(6,302)	50,752	—	—	44,450

Other income (expenses)
Equity in earnings (loss) of subsidiaries	50,765	—	—	(50,765)	—
Interest expenses net and other financing costs	(6,431)	13	—	—	(6,418)
Amortization of loan fees	(467)	—	—	—	(467)
Other income, net	—	—	—	—	—
Net income (loss)	37,565	50,765	—	(50,765)	37,565
Less: Net income attributable to Predecessor	—	1,274	—	—	1,274
Limited partners' interest in net income attributable to the Partnership	$37,565	$49,491	$—	$(50,765)	$36,291

12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
(UNAUDITED)

	Six Months Ended June 30, 2014
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$582	$11,768	$—	$—	$12,350

Operating costs and expenses
Operating and maintenance expenses	94	9,571	—	—	9,665
General and administrative expenses	917	1,489	—	—	2,406
Depreciation and amortization expense	7	1,722	—	—	1,729
Total operating costs and expenses	1,018	12,782	—	—	13,800

Operating income (loss)	(436)	(1,014)	—	—	(1,450)

Other income (expenses)
Equity in earnings (loss) of subsidiaries	(1,010)	—	—	1,010	—
Interest expenses net and other financing costs	(287)	4	—	—	(283)
Amortization of loan fees	(73)	—	—	—	(73)
Other income, net	—	—	—	—	—
Net income (loss)	(1,806)	(1,010)	—	1,010	(1,806)
Less: Net income attributable to Predecessor	—	(7,223)	—	—	(7,223)
Limited partners' interest in net income attributable to the Partnership	$(1,806)	$6,213	$—	$1,010	$5,417
12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Six Months Ended June 30, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$37,565	$50,765	$—	$(50,765)	$37,565
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	3,270	—	—	3,270
Amortization of deferred financing fees	467	—	—	—	467
Unit-based compensation expense	1,613	—	—	—	1,613
Equity in earnings	(50,765)	—	—	50,765	—
Changes in current assets and current liabilities:
Accounts receivable - affiliates	—	(8,703)	—	—	(8,703)
Prepaid expenses and other current assets	(262)	(57)	—	—	(319)
Accounts payable - affiliates	(11)	(1,381)	—	—	(1,392)
Accounts payable and accrued liabilities	5,865	(358)	—	—	5,507
Amounts due to/from related parties	42,660	(42,660)	—	—	—
Other assets and liabilities	(20)	—	—	—	(20)
Net cash provided by (used in) operating activities	37,112	876	—	—	37,988

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(220)	—	—	(220)
Purchase of marketable securities	(1,379,386)	—	—	—	(1,379,386)
Maturities of marketable securities	1,380,085	—	—	—	1,380,085
Investment in subsidiaries	(380)	—	—	380	—
Net cash provided by (used in) investing activities	319	(220)	—	380	479

Cash flows from financing activities:
Distribution to PBF LLC related to Acquisition	(112,500)	380	—	(380)	(112,500)
Parent contribution	—	(1,036)	—	—	(1,036)
Repayment of term loan	(700)	—	—	—	(700)
Proceeds from senior notes	350,000	—	—	—	350,000
Proceeds of revolving credit agreement	24,500	—	—	—	24,500
Repayment of revolving credit agreement	(275,100)	—	—	—	(275,100)
Distribution to unitholders	(22,911)	—	—	—	(22,911)
Deferred financing costs	(8,225)	—	—	—	(8,225)
Net cash provided by (used in) financing activities	(44,936)	(656)	—	(380)	(45,972)

Net increase in cash and cash equivalents	(7,505)	—	—	—	(7,505)
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$6,660	$—	$—	$—	$6,660
12. CONDENSED CONSOLIDATING FINANCIAL STATEMETNS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Six Months Ended June 30, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(1,806)	$(1,010)	$—	$1,010	$(1,806)
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	7	1,722	—	—	1,729
Amortization of deferred financing fees	73	—	—	—	73
Unit-based compensation expense	195	—	—	—	195
Equity in earnings	1,010	—	—	(1,010)	—
Changes in current assets and current liabilities:
Accounts receivable - affiliates	(582)	(7,200)	—	—	(7,782)
Prepaid expenses and other current assets	(495)	90	—	—	(405)
Accounts payable - affiliates	739	3,258	—	—	3,997
Accounts payable and accrued liabilities	286	(731)	—	—	(445)
Amounts due to/from related parties	—	—	—	—	—
Other assets and liabilities	3	—	—	—	3
Net cash provided by (used in) operating activities	(570)	(3,871)	—	—	(4,441)

Cash flows from investing activities:
Expenditures for property, plant and equipment	(1,160)	(24,959)	—	—	(26,119)
Purchase of marketable securities	(599,997)	—	—	—	(599,997)
Maturities of marketable securities	299,987	—	—	—	299,987
Net cash provided by (used in) investing activities	(301,170)	(24,959)	—	—	(326,129)

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters' discount and commissions	340,957	—	—	—	340,957
Offering costs for issuance of common units	(5,000)				(5,000)
Distribution to PBF LLC related to IPO	(328,664)				(328,664)
Parent contribution	914	28,835			29,749
Proceeds from term loan	300,000				300,000
Deferred financing costs	(2,293)	—	—	—	(2,293)
Net cash provided by (used in) financing activities	305,914	28,835	—	—	334,749

Net increase in cash and cash equivalents	4,174	5	—	—	4,179
Cash and equivalents, beginning of period	—	75	—	—	75
Cash and equivalents, end of period	$4,174	$80	$—	$—	$4,254